Loss per share	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
Loss per share	Loss per share
Basic and diluted net loss per share for the six months ended June 30, 2025 and 2026 have been calculated as follows:

	Six Months Ended June 30
	2025	2026
Numerator:
Net loss attributable to Ecarx Holdings Inc.	(69,056)	(20,988)
Accretion of redeemable noncontrolling interests	—	(1,809)
Numerator for basic and diluted net loss per share calculation	(69,056)	(22,797)

Denominator:
Weighted average number of ordinary shares – basic and diluted	337,210,153	368,244,708
Denominator for basic and diluted net loss per share calculation	337,210,153	368,244,708
Net loss per share attributable to ordinary shareholders
— Basic and diluted	(0.20)	(0.06)

The potential dilutive instruments that have not been included in the calculation of diluted loss per share as their inclusion would be anti-dilutive are as follows:

	Six Months Ended June 30
	2025	2026
Warrants	23,871,971	23,871,971
Options	19,824,537	21,298,088
RSUs	191,918	90,995
Convertible Notes	5,652,174	60,874,795

For the six-months ended June 30, 2026, unvested PSUs of 600,000 shares are not included in the calculation of basic or diluted loss per share, as the issuance of such shares is contingent upon qualifying conditions, which was not satisfied as of the period end.